Real Estate Inventories and Capitalized Interest (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate [Abstract]
Deposits and pre-acquisition costs	$ 42,492	$ 38,723	$ 17,133
Land held and land under development	87,078	98,596	57,659
Homes completed or under construction	150,141	93,628	100,523
Model homes	42,283	55,981	25,321
Real estate inventories	321,994	286,928	200,636
Deposits and pre-acquisition costs, refundable	$ 400	$ 4,100	$ 500